Capital Ratios (Tables)	12 Months Ended
Dec. 31, 2015
Capital [Abstract]
Schedule of compliance with regulatory capital requirements under banking regulations
The following table indicates the capital ratios for PNB and Park at December 31, 2015 and 2014.

	As of December 31, 2015
	Leverage	Tier 1 Risk-Based	Common Equity Tier 1	Total Risk-Based
The Park National Bank	7.06%	9.83%	9.83%	11.37%
Park National Corporation	9.22%	12.82%	12.54%	14.49%
Adequately capitalized ratio	4.00%	6.00%	4.50%	8.00%
Adequately capitalized ratio plus capital conservation buffer	4.00%	8.50%	7.00%	10.50%
Well capitalized ratio (PNB only)	5.00%	8.00%	6.50%	10.00%

	As of December 31, 2014
	Leverage	Tier 1 Risk-Based	Common Equity Tier 1	Total Risk-Based
The Park National Bank	6.96%	10.13%	N/A	11.74%
Park National Corporation	9.25%	13.39%	N/A	15.14%
Adequately capitalized ratio	4.00%	4.00%	N/A	8.00%
Well capitalized ratio (PNB only)	5.00%	6.00%	N/A	10.00%

Schedule of various measures of capital ratio
The following table reflects various measures of capital for Park and PNB:

			To Be Adequately Capitalized		To Be Well Capitalized
(In thousands)	Actual Amount	Ratio	Amount	Ratio	Amount	Ratio
At December 31, 2015
Total Risk-Based Capital (to risk-weighted assets)
PNB	$588,467	11.37%	$414,079	8.00%	$517,599	10.00%
Park	758,988	14.49%	419,080	8.00%	N/A	N/A
Tier 1 Risk-Based Capital (to risk-weighted assets)
PNB	$508,763	9.83%	$310,560	6.00%	$414,079	8.00%
Park	671,664	12.82%	314,310	6.00%	N/A	N/A
Leverage Ratio (to average total assets)
PNB	$508,763	7.06%	$288,147	4.00%	$360,183	5.00%
Park	671,664	9.22%	291,449	4.00%	N/A	N/A
Common Equity Tier 1 (to risk-weighted assets)
PNB	$508,763	9.83%	$232,920	4.50%	$336,439	6.50%
Park	656,664	12.54%	235,732	4.50%	N/A	N/A

At December 31, 2014
Total Risk-Based Capital (to risk-weighted assets)
PNB	$563,188	11.74%	$383,634	8.00%	$479,542	10.00%
Park	739,517	15.14%	390,822	8.00%	N/A	N/A
Tier 1 Risk-Based Capital (to risk-weighted assets)
PNB	$485,943	10.13%	$191,817	4.00%	$287,725	6.00%
Park	654,339	13.39%	195,411	4.00%	N/A	N/A
Leverage Ratio (to average total assets)
PNB	$485,943	6.96%	$279,210	4.00%	$349,013	5.00%
Park	654,339	9.25%	282,992	4.00%	N/A	N/A
Common Equity Tier 1 (to risk-weighted assets)
PNB	N/A	N/A	N/A	N/A	N/A	N/A
Park	N/A	N/A	N/A	N/A	N/A	N/A